Employee Benefits - Funded Status (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
United Kingdom
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	$ (30,045)	$ (37,759)
Fair value of plan assets	27,297	32,423	$ 24,876
Funded status	(2,748)	(5,336)
Non-current other liabilities (note 8)	(2,748)	(5,336)
Switzerland
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligation	(5,279)	(5,927)
Fair value of plan assets	4,707	5,202	$ 6,006
Funded status	(572)	(725)
Non-current other liabilities (note 8)	$ (572)	$ (725)